UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10343

Morgan Stanley Nasdaq-100 Index Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York			10020
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	November 30, 2006

Date of reporting period:	November 30, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Nasdaq-100 Index Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended November 30, 2006

Total Return for the 12 Months Ended November 30, 2006
Class A	Class B	Class C	Class D	Nasdaq- 100 Index®1	Lipper Multi-Cap Growth Funds Index[2]
6.93%	6.09%	6.19%	7.08%	7.10%	9.69%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The Nasdaq-100 Index®* saw declining performance for more than half of the 12-month reporting period, but finished with a respectable 7.10 percent gain for the period overall. Among investors' chief concerns was the moderation of economic growth, particularly as housing trends began to languish and the Federal Open Market Committee (the "Fed") continued along their course of monetary tightening in the first half of 2006. Additionally, at that time, oil prices were creeping upward and inflation data reported in the spring months put investors on edge. In May, stock markets sold off dramatically and remained fairly volatile through July.

However, sentiment appeared to stabilize in August and turned more positive for the remainder of the reporting period. The Fed left interest rates unchanged after its June meeting and economic activity appeared to be progressing at a decent pace. Oil prices retreated a bit, providing relief to consumers at the gas pump and raising expectations for the holiday shopping season. Investor confidence was further buoyed by a number of well received corporate activities including several merger and acquisition deals and Microsoft's stock repurchase announcement. Additionally, the passing of the November mid-term elections helped alleviate some uncertainties.

Performance Analysis

Morgan Stanley Nasdaq-100 Index Fund underperformed the Nasdaq-100 Index (the "Index") and the Lipper Multi-Cap Growth Funds Index for the 12 months ended November 30, 2006, assuming no deduction of applicable sales charges.

The Fund invested in stocks that compose the Index, with each holding representing approximately the same proportion in the portfolio as in the Index. (See "Investment Strategy" for more information.) The sectors that contributed most to the Fund's and Index's returns during the period were information technology, consumer discretionary and industrials. Because the

Index is capitalization weighted, the returns of the larger sectors, such as information technology, contribute proportionately more to overall performance.

In contrast, the primary detractors from performance were the consumer staples, energy and materials sectors. Although the consumer staples and energy sectors were the weakest performing groups in the Index on an absolute return basis, the sectors represent a small portion of the Index and Fund and therefore their negative impact was relatively minimal.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Apple Computer, Inc.	6.9%
Microsoft Corp.	6.4
QUALCOMM, Inc.	4.6
Google, Inc. (Class A)	4.1
Cisco Systems, Inc.	3.7
Intel Corp.	2.7
Oracle Corp.	2.6
Amgen Inc.	2.5
Comcast Corp. (Class A)	2.5
Starbucks Corp.	2.4
TOP FIVE INDUSTRIES
Packaged Software	13.6%
Biotechnology	9.0
Computer Processing Hardware	8.9
Semiconductors	8.7
Telecommunication Equipment	7.6

Data as of November 30, 2006. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

* The "Nasdaq-100®", "Nasdaq-100 Index®", and "Nasdaq®" are trade or service marks of The Nasdaq Stock Market (together with its affiliates, "Nasdaq") and have been licensed for use by the Fund. Nasdaq has not passed on the legality or suitability of the Fund. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq. Nasdaq makes no express or implied warranties, and disclaims all warranties including all warranties of merchantability or fitness for a particular purpose with respect to the Fund or the Index, their use, the result to be obtained from their use, or any data included therein. Nasdaq shall have no liability for any damages, claims, losses, or expenses with respect to the Fund/Index. Nasdaq shall have no liability for any lost profits or special, punitive, incidental, indirect, or consequential damages, even if notified of the possibility of such damages. For more details, see the disclaimer in the Fund's Statement of Additional Information.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks and other equity securities (which may include depositary receipts) of companies included in the Nasdaq-100. The "Investment Adviser," Morgan Stanley Investment Advisors Inc., "passively" manages substantially all of the Fund's assets by investing in securities in approximately the same proportion as they are represented in the Nasdaq 100. For example, if the common stock of a specific company represents five percent of the Nasdaq-100, the Investment Adviser typically will invest the same percentage of the Fund's assets in that stock. The Nasdaq-100 is a well-known stock market index that is composed of equity securities of 100 of the largest non-financial companies listed on The Nasdaq Stock Market. As of February 28, 2006, the approximate market capitalization range of companies included in the Nasdaq-100 was between $3.197 billion and $279.018 billion. The Fund will invest in foreign companies that are included in the Nasdaq-100.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

(This page has been left blank intentionally.)

Performance Summary

Performance of $10,000 Investment

Average Annual Total Returns—Period Ended November 30, 2006
Symbol	Class A Shares* (since 07/13/01) NSQAX		Class B Shares** (since 07/13/01) NSQBX		Class C Shares† (since 07/13/01) NSQCX		Class D Shares†† (since 07/13/01) NSQDX
1 Year	6.93% 1.32	[3] [4]	6.09% 1.09	[3] [4]	6.19% 5.19	[3] [4]	7.08% —	[3]
5 Years	2.37 1.27	[3] [4]	1.58 1.20	[3] [4]	1.62 1.62	[3] [4]	2.57 —	[3]
Since Inception	0.49 (0.51)	[3] [4]	(0.30) (0.48)	[3] [4]	(0.26) (0.26)	[3] [4]	0.69 —	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Nasdaq-100 Index® (Price) includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Multi-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on November 30, 2006.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 06/01/06 – 11/30/06.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	06/01/06	11/30/06	06/01/06 – 11/30/06
Class A
Actual (13.24% return)	$1,000.00	$1,132.40	$3.47
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.81	$3.29
Class B
Actual (12.83% return)	$1,000.00	$1,128.30	$7.47
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.05	$7.08
Class C
Actual (12.93% return)	$1,000.00	$1,129.30	$7.47
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.05	$7.08
Class D
Actual (13.45% return)	$1,000.00	$1,134.50	$2.14
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.06	$2.03

*  Expenses are equal to the Fund's annualized expense ratios of 0.65%, 1.40%, 1.40% and 0.40% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.14%, 1.89%, 1.89% and 0.89%, for Class A, Class B, Class C and Class D shares, respectively.

Morgan Stanley Nasdaq-100 Index Fund

Portfolio of Investments  ■  November 30, 2006

NUMBER OF SHARES		VALUE
	Common Stocks (96.7%)
	Advertising/Marketing Services (0.3%)
2,291	Lamar Advertising Co. (Class A)*	$138,262
	Air Freight/Couriers (1.1%)
4,635	C.H. Robinson Worldwide, Inc.	203,940
5,794	Expeditors International of Washington, Inc.	262,121
		466,061
	Apparel/Footwear Retail (0.5%)
3,893	Ross Stores, Inc.	120,644
4,793	Urban Outfitters, Inc.*	106,788
		227,432
	Biotechnology (9.0%)
15,096	Amgen Inc.*	1,071,816
3,307	Amylin Pharmaceuticals, Inc.*	132,280
10,334	Biogen Idec Inc.*	540,055
9,622	Celgene Corp.*	536,234
9,066	Genzyme Corp.*	583,850
12,448	Gilead Sciences, Inc.*	820,572
7,089	MedImmune, Inc.*	231,739
		3,916,546
	Broadcasting (0.7%)
42,097	Sirius Satellite Radio Inc.*	179,333
7,652	XM Satellite Radio Holdings Inc. (Class A)*	110,495
		289,828
	Cable/Satellite TV (3.3%)
26,466	Comcast Corp. (Class A)*	1,070,814
5,894	EchoStar Communications Corp. (Class A)*	212,243
5,734	Liberty Global Inc. (Class A)*	154,646
		1,437,703
	Casino/Gaming (0.6%)
3,043	Wynn Resorts, Ltd.	267,328
	Catalog/Specialty Distribution (0.9%)
17,151	Liberty Media Corp - Interactive (Class A)*	390,357
	Chemicals: Specialty (0.3%)
1,764	Sigma-Aldrich Corp.	134,258

NUMBER OF SHARES		VALUE
	Computer Communications (4.2%)
60,343	Cisco Systems, Inc.*	$1,622,020
10,287	Juniper Networks, Inc.*	219,010
		1,841,030
	Computer Peripherals (1.0%)
10,751	Network Appliance, Inc.*	421,547
	Computer Processing Hardware (8.9%)
32,918	Apple Computer, Inc.*	3,017,922
23,122	Dell Inc.*	629,843
42,186	Sun Microsystems, Inc.*	228,648
		3,876,413
	Contract Drilling (0.3%)
4,640	Patterson-UTI Energy, Inc.	128,574
	Data Processing Services (1.8%)
2,411	CheckFree Corp.*	100,804
6,030	Fiserv, Inc.*	308,193
9,987	Paychex, Inc.	393,588
		802,585
	Discount Stores (2.6%)
6,820	Costco Wholesale Corp.	356,413
4,457	Sears Holdings Corp.*	764,019
		1,120,432
	Electrical Products (0.4%)
5,297	American Power Conversion Corp.	160,764
	Electronic Components (1.0%)
17,373	Flextronics International Ltd. (Singapore)*	195,446
4,989	SanDisk Corp.*	221,512
		416,958
	Electronic Distributors (0.4%)
2,242	CDW Corp.	158,061
	Electronic Equipment/ Instruments (0.3%)
6,699	JDS Uniphase Corp.*	123,798

See Notes to Financial Statements

Morgan Stanley Nasdaq-100 Index Fund

Portfolio of Investments  ■  November 30, 2006 continued

NUMBER OF SHARES		VALUE
	Electronic Production Equipment (2.4%)
19,826	Applied Materials, Inc.	$356,471
8,133	Cadence Design Systems, Inc.*	149,484
6,666	KLA-Tencor Corp.	344,432
4,053	Lam Research Corp.*	213,188
		1,063,575
	Food Retail (0.4%)
3,831	Whole Foods Market, Inc.	186,953
	Home Improvement Chains (0.3%)
3,992	Fastenal Co.	143,672
	Information Technology Services (1.1%)
6,042	Citrix Systems, Inc.*	173,647
3,799	Cognizant Technology Solutions Corp. (Class A)*	309,846
		483,493
	Internet Retail (1.4%)
7,696	Amazon.com, Inc.*	310,457
8,614	IAC/InterActiveCorp*	314,325
		624,782
	Internet Software/ Services (6.8%)
4,126	Akamai Technologies, Inc.*	201,638
10,055	BEA Systems, Inc.*	138,457
6,518	Check Point Software Technologies Ltd. (Israel)*	149,262
3,690	Google, Inc. (Class A)*	1,789,355
6,336	VeriSign, Inc.*	165,433
18,370	Yahoo!, Inc.*	495,806
		2,939,951
	Media Conglomerates (0.2%)
6,586	Discovery Holding Company (Class A)*	101,029
	Medical Distributors (0.3%)
3,686	Patterson Companies, Inc.*	136,787

NUMBER OF SHARES		VALUE
	Medical Specialties (1.3%)
9,121	Biomet, Inc.	$344,865
4,086	DENTSPLY International, Inc.	130,466
1,017	Intuitive Surgical, Inc.*	103,348
		578,679
	Medical/Nursing Services (0.2%)
2,499	Lincare Holdings, Inc.*	94,137
	Miscellaneous Commercial Services (0.5%)
5,334	Cintas Corp.	225,095
	Other Consumer Services (3.0%)
4,838	Apollo Group, Inc. (Class A)*	187,666
29,207	eBay Inc.*	944,846
9,100	Expedia, Inc.*	165,347
		1,297,859
	Packaged Software (13.6%)
15,705	Adobe Systems, Inc.*	630,242
6,631	Autodesk, Inc.*	273,065
11,980	Intuit Inc.*	377,130
94,937	Microsoft Corp. **	2,784,502
60,497	Oracle Corp.*	1,151,258
5,187	Red Hat, Inc.*	90,254
28,619	Symantec Corp.*	606,723
		5,913,174
	Personnel Services (0.4%)
3,630	Monster Worldwide, Inc.*	158,450
	Pharmaceuticals: Other (1.6%)
2,936	Sepracor, Inc.*	163,858
17,042	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	546,367
		710,225
	Recreational Products (1.4%)
6,927	Activision, Inc.*	118,105
8,554	Electronic Arts Inc.*	477,741
		595,846
	Restaurants (2.4%)
29,086	Starbucks Corp.*	1,026,445

See Notes to Financial Statements

Morgan Stanley Nasdaq-100 Index Fund

Portfolio of Investments  ■  November 30, 2006 continued

NUMBER OF SHARES		VALUE
	Semiconductors (8.7%)
13,973	Altera Corp.*	$277,923
11,834	Broadcom Corp. (Class A)*	388,510
55,883	Intel Corp.	1,193,102
11,228	Linear Technology Corp.	360,868
15,451	Marvell Technology Group, Ltd. (Bermuda)*	318,909
12,433	Maxim Integrated Products, Inc.	391,391
4,944	Microchip Technology Inc.	168,640
9,578	NVIDIA Corp.*	354,290
12,475	Xilinx, Inc.	334,330
		3,787,963
	Services to the Health Industry (0.5%)
3,401	Express Scripts, Inc.*	231,948
	Specialty Stores (2.0%)
10,501	Bed Bath & Beyond Inc.*	406,914
3,840	PETsMART, Inc.	113,587
13,502	Staples, Inc.	343,896
		864,397
	Specialty Telecommunications (0.5%)
9,809	NTL Inc.	236,299
	Telecommunication Equipment (7.6%)
5,802	Comverse Technology, Inc.*	113,255
5,567	Garmin Ltd. (Cayman Islands)	283,305
55,123	QUALCOMM, Inc.	2,016,951
5,163	Research In Motion Ltd. (Canada)*	716,779
2,888	Telefonaktiebolaget LM Ericsson (ADR) (Sweden)	112,257
7,060	Tellabs, Inc.*	70,882
		3,313,429
	Trucks/Construction/Farm Machinery (1.5%)
3,225	Joy Global Inc.	141,578
7,732	PACCAR, Inc.	504,900
		646,478

NUMBER OF SHARES		VALUE
	Wireless Telecommunications (1.0%)
2,689	Millicom International Cellular S.A. (Luxembourg)*	$153,972
4,154	NII Holdings, Inc.*	269,719
		423,691

Total Common Stocks (Cost $27,494,510)	42,102,294

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (3.5%)
Repurchase Agreement
$1,555	Joint repurchase agreement account 5.295% due 12/01/06 (dated 11/30/06; proceeds $1,555,229) (a) (Cost $1,555,000)	1,555,000

Total Investments (Cost $29,049,510) (b) (c)	100.2%	43,657,294
Liabilities In Excess of Other Assets	(0.2)	(107,209)
Net Assets	100.0%	$43,550,085

  ADR  American Depositary Receipt.

  *  Non-income producing security.

  **  A portion of this security is physically segregated in connection with open futures contracts in the amount of $129,000.

  (a)  Collateralized by federal agency and U.S. Treasury obligations.

  (b)  Securities have been designated as collateral in an amount equal to $1,294,675 in connection with open futures contracts.

  (c)  The aggregate cost for federal income tax purposes is $29,234,726. The aggregate gross unrealized appreciation is $15,369,346 and the aggregate gross unrealized depreciation is $946,778, resulting in net unrealized appreciation of $14,422,568.

See Notes to Financial Statements

Morgan Stanley Nasdaq-100 Index Fund

Portfolio of Investments  ■  November 30, 2006 continued

Futures Contracts Open at November 30, 2006:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION
5	Long	Nasdaq-100 Index December 2006	$897,375	$100,250
18	Long	Nasdaq-100 E-Mini December 2006	646,110	19,499
		Total Unrealized Appreciation		$119,749

Summary of Investments

SECTOR	VALUE		PERCENT OF NET ASSETS
Electronic Technology	$14,844,713		34.1%
Technology Services	10,139,203		23.3
Health Technology	5,205,450		11.9
Consumer Services	4,420,192		10.1
Retail Trade	3,558,025		8.2
Repurchase Agreement	1,555,000		3.5
Producer Manufacturing	807,242		1.9
Communications	659,990		1.5
Consumer Durables	595,846		1.4
Commercial Services	521,807		1.2
Transportation	466,061		1.1
Health Services	326,085		0.7
Distribution Services	294,848		0.7
Process Industries	134,258		0.3
Industrial Services	128,574		0.3
	$43,657,294	*	100.2%

*  Does not include open long futures contracts with an underlying face amount of $1,543,485 with unrealized appreciation of $119,749.

See Notes to Financial Statements

Morgan Stanley Nasdaq-100 Index Fund

Financial Statements

Statement of Assets and Liabilities

November 30, 2006

Assets:
Investments in securities, at value (cost $29,049,510)	$43,657,294
Receivable for:
Dividends	46,081
Shares of beneficial interest sold	22,738
Interest	229
Prepaid expenses and other assets	14,298
Total Assets	43,740,640
Liabilities:
Payable for:
Shares of beneficial interest redeemed	102,267
Distribution fee	26,459
Variation margin	860
Administration fee	771
Investment advisory fee	583
Transfer agent fee	543
Accrued expenses and other payables	59,072
Total Liabilities	190,555
Net Assets	$43,550,085
Composition of Net Assets:
Paid-in-capital	$31,871,740
Net unrealized appreciation	14,727,533
Accumulated net investment loss	(116)
Accumulated net realized loss	(3,049,072)
Net Assets	$43,550,085
Class A Shares:
Net Assets	$11,900,747
Shares Outstanding (unlimited authorized, $.01 par value)	1,168,791
Net Asset Value Per Share	$10.18
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$10.74
Class B Shares:
Net Assets	$20,456,501
Shares Outstanding (unlimited authorized, $.01 par value)	2,095,318
Net Asset Value Per Share	$9.76
Class C Shares:
Net Assets	$8,845,168
Shares Outstanding (unlimited authorized, $.01 par value)	904,314
Net Asset Value Per Share	$9.78
Class D Shares:
Net Assets	$2,347,669
Shares Outstanding (unlimited authorized, $.01 par value)	228,090
Net Asset Value Per Share	$10.29

See Notes to Financial Statements

Morgan Stanley Nasdaq-100 Index Fund

Financial Statements continued

Statement of Operations

For the year ended November 30, 2006

Net Investment Loss: Income
Dividends (net of $1,119 foreign withholding tax)	$215,925
Interest	115,280
Total Income	331,205
Expenses
Distribution fee (Class A shares)	27,146
Distribution fee (Class B shares)	228,886
Distribution fee (Class C shares)	81,973
Transfer agent fees and expenses	85,116
Shareholder reports and notices	62,759
Professional fees	60,415
Registration fees	54,546
Investment advisory fee	53,995
Administration fee	35,997
Custodian fees	15,086
Trustees' fees and expenses	746
Other	24,120
Total Expenses	730,785
Less: amounts waived/reimbursed	(212,387)
Less: expense offset	(409)
Net Expenses	517,989
Net Investment Loss	(186,784)
Net Realized and Unrealized Gain: Net Realized Gain on:
Investments	489,679
Futures contracts	55,956
Net Realized Gain	545,635
Net Change in Unrealized Appreciation/Depreciation on:
Investments	2,165,861
Futures contracts	(144,156)
Net Appreciation	2,021,705
Net Gain	2,567,340
Net Increase	$2,380,556

See Notes to Financial Statements

Morgan Stanley Nasdaq-100 Index Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED NOVEMBER 30, 2006	FOR THE YEAR ENDED NOVEMBER 30, 2005
Increase (Decrease) in Net Assets: Operations:
Net investment loss	$(186,784)	$(286,887)
Net realized gain	545,635	66,365
Net change in unrealized appreciation	2,021,705	2,722,450
Net Increase	2,380,556	2,501,928
Net decrease from transactions in shares of beneficial interest	(11,094,034)	(6,945,436)
Net Decrease	(8,713,478)	(4,443,508)
Net Assets:
Beginning of period	52,263,563	56,707,071
End of Period
(Including accumulated net investment losses of $116 and $64, respectively)	$43,550,085	$52,263,563

See Notes to Financial Statements

Morgan Stanley Nasdaq-100 Index Fund

Notes to Financial Statements  ■  November 30, 2006

1. Organization and Accounting Policies

Morgan Stanley Nasdaq-100 Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Nasdaq-100 Index (the "Nasdaq-100"). The Fund was organized as a Massachusetts business trust on April 10, 2001 and commenced operations on July 13, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of

Morgan Stanley Nasdaq-100 Index Fund

Notes to Financial Statements  ■  November 30, 2006 continued

the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley Nasdaq-100 Index Fund

Notes to Financial Statements  ■  November 30, 2006 continued

F. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.12% to the daily net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

The Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, the Administrator has agreed to waive the Fund's administrative fees, to the extent that such operating expenses exceed 0.40% of the average daily net assets of the Fund on an annualized basis.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A; (ii) Class B — up to 1.0% of the average daily net assets of Class B; and (iii) Class C — up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred

Morgan Stanley Nasdaq-100 Index Fund

Notes to Financial Statements  ■  November 30, 2006 continued

sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $1,451,580 at November 30, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended November 30, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.93%, respectively.

The Distributor has informed the Fund that for the year ended November 30, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $80,897 and $675, respectively and received $4,690 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended November 30, 2006 aggregated $5,821,696 and $12,772,664, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

At November 30, 2006, Morgan Stanley Multi-Asset Class Fund, an affiliate of the Investment Adviser, Administrator and Distributor, held 197,205 Class D shares of beneficial interest of the Fund.

The Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Nasdaq-100 Index Fund

Notes to Financial Statements  ■  November 30, 2006 continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED NOVEMBER 30, 2006		FOR THE YEAR ENDED NOVEMBER 30, 2005
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	353,268	$3,332,853	720,134	$6,260,355
Conversion from Class B	86,410	816,616	361,366	2,969,479
Redeemed	(451,492)	(4,236,302)	(422,823)	(3,685,454)
Net increase (decrease) — Class A	(11,814)	(86,833)	658,677	5,544,380
CLASS B SHARES
Sold	66,585	609,888	414,380	3,537,084
Conversion to Class A	(89,768)	(816,616)	(372,501)	(2,969,479)
Redeemed	(890,228)	(8,007,956)	(1,590,815)	(13,541,735)
Net decrease — Class B	(913,411)	(8,214,684)	(1,548,936)	(12,974,130)
CLASS C SHARES
Sold	73,608	666,805	168,745	1,459,330
Redeemed	(207,487)	(1,843,817)	(317,261)	(2,741,687)
Net decrease — Class C	(133,879)	(1,177,012)	(148,516)	(1,282,357)
CLASS D SHARES
Sold	169,798	1,575,570	250,710	2,325,669
Redeemed	(334,623)	(3,191,075)	(63,462)	(558,998)
Net increase (decrease) — Class D	(164,825)	(1,615,505)	187,248	1,766,671
Net decrease in Fund	(1,223,929)	$(11,094,034)	(851,527)	$(6,945,436)

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Nasdaq-100 Index Fund

Notes to Financial Statements  ■  November 30, 2006 continued

As of November 30, 2006, the tax-basis components of accumulated earnings were as follows:

Net accumulated earnings	—
Capital loss carryforward*	$(2,744,100)
Temporary differences	(123)
Net unrealized appreciation	14,422,568
Total accumulated earnings	$11,678,345

*During the year ended November 30, 2006, the Fund utilized $343,192 of its net capital loss carryforward. As of November 30, 2006, the Fund had a net capital loss carryforward of $2,744,100 of which $844,295 will expire on November 30, 2010, $696,778 will expire on November 30, 2011 and $1,203,027 will expire on November 30, 2012 to offset future capital gains to the extent provided by regulations.

As of November 30, 2006, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and mark-to-market of open futures contracts.

Permanent differences, due to a net operating loss, resulted in the following reclassifications among the Fund's components of net assets at November 30, 2006:

ACCUMULATED NET INVESTMENT LOSS	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$186,732	—	$(186,732)

8. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the Nasdaq-100 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the Nasdaq-100.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risk may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

9. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, were named as defendants in a consolidated class action. This consolidated action also named

Morgan Stanley Nasdaq-100 Index Fund

Notes to Financial Statements  ■  November 30, 2006 continued

as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court for the Southern District of New York on April 16, 2004, generally alleged that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to recommend these funds to investors. The complaint sought, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. On July 2, 2004, defendants moved to dismiss the action. On March 9, 2005, plaintiffs filed a Motion for Leave to File a Supplemental Pleading that would, among other things, expand the allegations and alleged class. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety, with prejudice. Additionally, plaintiffs' Motion for Leave to File a Supplemental Pleading was denied. The time for plaintiffs to appeal the orders granting defendants' motion to dismiss and denying plaintiffs' motion for supplemental pleading has expired. This case is now concluded.

10. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 for the fiscal year ending 2008 and the impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Nasdaq-100 Index Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED NOVEMBER 30,
	2006	2005	2004	2003	2002
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.52	$8.97	$8.17	$6.40	$9.13
Income (loss) from investment operations:
Net investment income‡	0.01	0.01	0.05	0.00	0.00
Net realized and unrealized gain (loss)	0.65	0.54	0.75	1.77	(2.68)
Total income (loss) from investment operations	0.66	0.55	0.80	1.77	(2.68)
Less distributions from net realized gain	–	–	–	–	(0.05)
Net asset value, end of period	$10.18	$9.52	$8.97	$8.17	$6.40
Total Return†	6.93%	6.13%	9.79%	27.66%	(29.32)%
Ratios to Average Net Assets(1)(2):
Total expenses (before expense offset)	0.64%	0.64%	0.71%	0.30%	0.24%
Net investment income (loss)	0.10%	0.04%	0.44%	0.02%	(0.06)%
Supplemental Data:
Net assets, end of period, in thousands	$11,901	$11,243	$4,681	$2,760	$956
Portfolio turnover rate	14%	8%	8%	2%	7%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2006	1.11%	(0.37)%
November 30, 2005	1.33	(0.65)
November 30, 2004	1.27	(0.12)
November 30, 2003	1.25	(0.93)
November 30, 2002	1.75	(1.57)

See Notes to Financial Statements

Morgan Stanley Nasdaq-100 Index Fund

Financial Highlights continued

	FOR THE YEAR ENDED NOVEMBER 30,
	2006	2005	2004	2003	2002
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.20	$8.73	$8.01	$6.33	$9.10
Income (loss) from investment operations:
Net investment loss‡	(0.06)	(0.06)	(0.03)	(0.05)	(0.06)
Net realized and unrealized gain (loss)	0.62	0.53	0.75	1.73	(2.66)
Total income (loss) from investment operations	0.56	0.47	0.72	1.68	(2.72)
Less distributions from net realized gain	–	–	–	–	(0.05)
Net asset value, end of period	$9.76	$9.20	$8.73	$8.01	$6.33
Total Return†	6.09%	5.38%	8.99%	26.54%	(29.85)%
Ratios to Average Net Assets(1)(2):
Total expenses (before expense offset)	1.40%	1.40%	1.48%	1.06%	1.00%
Net investment loss	(0.66)%	(0.72)%	(0.33)%	(0.74)%	(0.82)%
Supplemental Data:
Net assets, end of period, in thousands	$20,457	$27,681	$39,801	$38,028	$17,095
Portfolio turnover rate	14%	8%	8%	2%	7%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2006	1.87%	(1.13)%
November 30, 2005	2.09	(1.41)
November 30, 2004	2.04	(0.89)
November 30, 2003	2.01	(1.69)
November 30, 2002	2.51	(2.33)

See Notes to Financial Statements

Morgan Stanley Nasdaq-100 Index Fund

Financial Highlights continued

	FOR THE YEAR ENDED NOVEMBER 30,
	2006	2005	2004	2003	2002
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.21	$8.74	$8.02	$6.33	$9.10
Income (loss) from investment operations:
Net investment loss‡	(0.05)	(0.06)	(0.02)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	0.62	0.53	0.74	1.74	(2.67)
Total income (loss) from investment operations	0.57	0.47	0.72	1.69	(2.72)
Less distributions from net realized gain	–	–	–	–	(0.05)
Net asset value, end of period	$9.78	$9.21	$8.74	$8.02	$6.33
Total Return†	6.19%	5.38%	8.98%	26.70%	(29.85)%
Ratios to Average Net Assets(1)(2):
Total expenses (before expense offset)	1.33%	1.32%	1.48%	1.06%	1.00%
Net investment loss	(0.59)%	(0.64)%	(0.33)%	(0.74)%	(0.82)%
Supplemental Data:
Net assets, end of period, in thousands	$8,845	$9,563	$10,368	$8,677	$4,009
Portfolio turnover rate	14%	8%	8%	2%	7%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2006	1.80%	(1.06)%
November 30, 2005	2.01	(1.33)
November 30, 2004	2.04	(0.89)
November 30, 2003	2.01	(1.69)
November 30, 2002	2.51	(2.33)

See Notes to Financial Statements

Morgan Stanley Nasdaq-100 Index Fund

Financial Highlights continued

	FOR THE YEAR ENDED NOVEMBER 30,
	2006	2005	2004	2003	2002
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.61	$9.03	$8.21	$6.42	$9.14
Income (loss) from investment operations:
Net investment income ‡	0.03	0.03	0.06	0.02	0.01
Net realized and unrealized gain (loss)	0.65	0.55	0.76	1.77	(2.68)
Total income (loss) from investment operations	0.68	0.58	0.82	1.79	(2.67)
Less distributions from net realized gain	–	–	–	–	(0.05)
Net asset value, end of period	$10.29	$9.61	$9.03	$8.21	$6.42
Total Return†	7.08%	6.42%	9.99%	27.88%	(29.17)%
Ratios to Average Net Assets(1)(2):
Total expenses (before expense offset)	0.40%	0.40%	0.48%	0.06%	0.00%
Net investment income	0.34%	0.28%	0.67%	0.26%	0.18%
Supplemental Data:
Net assets, end of period, in thousands	$2,348	$3,776	$1,857	$1,548	$3,224
Portfolio turnover rate	14%	8%	8%	2%	7%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
November 30, 2006	0.87%	(0.13)%
November 30, 2005	1.09	(0.41)
November 30, 2004	1.04	0.11
November 30, 2003	1.01	(0.69)
November 30, 2002	1.51	(1.33)

See Notes to Financial Statements

Morgan Stanley Nasdaq-100 Index Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Nasdaq-100 Index Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Nasdaq-100 Index Fund (the "Fund"), including the portfolio of investments, as of November 30, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Nasdaq-100 Index Fund as of November 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
January 24, 2007

Morgan Stanley Nasdaq-100 Index Fund

Results of Special Shareholder Meeting (unaudited)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The proposals failed to obtain the necessary quorum in order to hold the meeting, and, therefore, the meeting was adjourned until August 23, 2006, to permit further solicitation of proxies. The meeting was held on August 23, 2006 and the voting results with respect to these proposals were as follows:

(1) Election of Trustees:

	For	Withhold	Abstain	BNV*
Frank L. Bowman	2,412,780	61,527	0	0
Kathleen A. Dennis	2,416,860	57,447	0	0
James F. Higgins	2,417,438	56,869	0	0
Joseph J. Kearns	2,412,843	61,464	0	0
Michael F. Klein	2,416,770	57,537	0	0
W. Allen Reed	2,412,945	61,362	0	0
Fergus Reid	2,416,605	57,702	0	0

The following Trustees were not standing for reelection at this meeting: Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Dr. Manuel H. Johnson and Michael E. Nugent.

(2) Modify certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Modify fundamental policy regarding borrowing money	2,035,551	52,037	58,974	327,745
Modify fundamental policy regarding loans	2,040,909	49,837	55,816	327,745
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	2,037,137	53,623	55,802	327,745
Modify fundamental policy regarding issuance of senior securities	2,044,742	44,115	57,705	327,745

  *  Broker "non-votes" are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

Morgan Stanley Nasdaq-100 Index Fund

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (61) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006) formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator – Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	168	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.

Morgan Stanley Nasdaq-100 Index Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	168	None.

Edwin J. Garn (74) 1031 N. Chartwell Court Salt Lake City, UT 84103	Trustee	Since January 1993	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); Member of the Utah Regional Advisory Board of Pacific Corp. (utility company); formerly Managing Director of Summit Ventures LLC (lobbying and consulting firm) (2000-2004); United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	173	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation); United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (72) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	173	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Nasdaq-100 Index Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee

Dr. Manuel H. Johnson (57) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since July 2003	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.

Michael F. Klein (47) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chief Operating Officer and Managing Director, Aetos Capital, LLC (since March 2000); Chairman of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee (since August 2006) of various Retail Funds and Institutional Funds; formerly Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	168	Director of certain investment funds managed or sponsored by Aetos Capital LLC.

Morgan Stanley Nasdaq-100 Index Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairman of the Board and Trustee	Chairman of the Board since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Boards of the Retail Funds and Institutional Funds (since July 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006); Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee (since August 2006) of various Retail Funds and Institutional Funds. President and CEO of General Motors Asset Management; formerly, Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	168	Director of GMAC (financial services), GMAC Insurance Holdings and Temple-Inland Industries (packaging, banking and forest products); member of the Board of Executives of the Morgan Stanley Capital International Editorial Board; Director of Legg Mason and Director of various investment fund advisory boards.

Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since July 2003	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Nasdaq-100 Index Fund

Trustee and Officer Information (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.) as of November 30, 2006.

Morgan Stanley Nasdaq-100 Index Fund

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (67) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (52) Morgan Stanley Investment Management Ltd. 25 Cabot Square Canary Wharf, London United Kingdom E144QA	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail and Institutional Funds (since February 2006).

Dennis F. Shea (53) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (51) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997	Managing Director of Morgan Stanley Investment Management; Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary and General Counsel of the Retail Funds.

Amy R. Doberman (44) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000 to July 2004).

Carsten Otto (43) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.

Morgan Stanley Nasdaq-100 Index Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Stefanie V. Chang Yu (40) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Francis J. Smith (41) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).

Mary E. Mullin (39) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

* This is the earliest date the Officer began serving the Retail Funds or the Institutional Funds.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2006 Morgan Stanley

MORGAN STANLEY FUNDS

Morgan Stanley
Nasdaq-100
Index Fund

Annual Report

November 30, 2006

NSQRPT-RA07-00014P-T11/06

Item 2.  Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)           No information need be disclosed pursuant to this paragraph.

(c)           Not applicable.

(d)           Not applicable.

(e)           Not applicable.

(f)

(1)           The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)           Not applicable.

(3)           Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2006

	Registrant		Covered Entities(1)
Audit Fees	$27,600		N/A

Non-Audit Fees
Audit-Related Fees	$531	(2)	$5,162,000	(2)
Tax Fees	$5,400	(3)	$1,389,000	(4)
All Other Fees	$—		$—
Total Non-Audit Fees	$5,931		$6,551,000

Total	$33,531		$6,551,000

2005

	Registrant		Covered Entities(1)
Audit Fees	$26,938		N/A

Non-Audit Fees
Audit-Related Fees	$540	(2)	$3,215,745	(2)
Tax Fees	$5,237	(3)	$24,000	(4)
All Other Fees	$—		$—	(5)
Total Non-Audit Fees	$5,777		$3,239,745

Total	$32,715		$3,239,745

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
(2)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.
(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.
(5)	All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE
AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY AND PROCEDURES
OF THE
MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                 This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Frank Bowman, Wayne Hedien, Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Nasdaq-100 Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 18, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 18, 2007